Schedule of Research and Development Costs (Details) - USD ($)		1 Months Ended	12 Months Ended		13 Months Ended
	Aug. 01, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Wages and Salaries			$ 617,733	$ 440,627	$ 228,684
Office Rent		$ 8,600
Research and development costs	$ 4,002,676		1,315,496	2,425,838
Research And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Wages and Salaries	696,674		605,106	593,262
Clinical Trials and Investigational drug costs	2,935,074		669,943	1,712,954
Office Rent	41,771		28,031	27,437
Licensing	196,980		4,084	1,718
Supplies	20,932
Insurance product	4,080			40,036
Patents	107,165		8,332	50,431
Research and development costs	$ 4,002,676		$ 1,315,496	$ 2,425,838